Employee Benefit Plans	12 Months Ended
Dec. 31, 2017
Postemployment Benefits [Abstract]
Employee Benefit Plans

13. Employee Benefit Plans

The Company sponsors defined contribution plans for substantially all employees. Annual Company contributions under the plans are discretionary. Company contribution expense during the years ended December 31, 2017, 2016 and 2015 was $4,009,000, $2,965,000 and $2,400,000, respectively.